UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“CSIR-NQ inserts”

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.1%
BANK 0.4%
Bond Street Holdings LLC, Class A, 144A (a),(b),(c),(d)	289,434	$6,222,831
REAL ESTATE 95.7%
DIVERSIFIED 7.8%
Alexander’s	23,328	8,421,874
American Assets Trust	389,906	6,998,813
Forest City Enterprises (d)	832,691	8,876,486
Vornado Realty Trust	1,196,240	89,263,429
		113,560,602
HEALTH CARE 10.2%
HCP	1,814,571	63,618,859
Health Care REIT	160,621	7,517,063
Healthcare Realty Trust	405,224	6,828,024
Senior Housing Properties Trust	881,260	18,982,341
Ventas	1,044,017	51,574,440
		148,520,727
HOTEL 4.4%
FelCor Lodging Trust(d)	577,708	1,346,060
Hersha Hospitality Trust	2,643,203	9,145,483
Hospitality Properties Trust	177,690	3,772,359
Host Hotels & Resorts	1,872,831	20,488,771
Hyatt Hotels Corp., Class A(d)	258,774	8,117,740
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	1,194,341	8,252,896
Pebblebrook Hotel Trust	322,011	5,039,472
RLJ Lodging Trust	603,151	7,702,238
		63,865,019
INDUSTRIAL 5.0%
DCT Industrial Trust	5,606,088	24,610,726
EastGroup Properties	158,981	6,063,536
ProLogis	1,727,696	41,896,628
		72,570,890

	Number of Shares	Value
OFFICE 12.3%
BioMed Realty Trust	293,739	$4,867,255
Boston Properties	696,156	62,027,500
Brookfield Office Properties (Canada)	768,247	10,578,761
Douglas Emmett	422,294	7,221,227
Highwoods Properties	123,949	3,502,799
Hudson Pacific Properties	513,410	5,970,958
Kilroy Realty Corp.	401,252	12,559,188
Liberty Property Trust	912,553	26,564,418
Mack-Cali Realty Corp.	385,315	10,307,176
SL Green Realty Corp.	628,782	36,563,673
		180,162,955
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	139,590	6,915,289
RESIDENTIAL 20.5%
APARTMENT 18.9%
Apartment Investment & Management Co.	819,402	18,125,172
AvalonBay Communities	479,924	54,735,332
BRE Properties	574,309	24,316,243
Campus Crest Communities	517,742	5,633,033
Colonial Properties Trust	810,935	14,726,580
Education Realty Trust	1,143,855	9,825,715
Equity Residential	1,570,377	81,455,455
Home Properties	362,944	20,600,701
Post Properties	455,177	15,812,849
UDR	1,408,236	31,178,345
		276,409,425
MANUFACTURED HOME 1.6%
Equity Lifestyle Properties	363,663	22,801,670
TOTAL RESIDENTIAL		299,211,095

	Number of Shares	Value
SELF STORAGE 3.2%
Extra Space Storage	391,199	$7,288,037
Public Storage	360,012	40,087,336
		47,375,373
SHOPPING CENTER 30.6%
COMMUNITY CENTER 10.4%
DDR Corp.	2,437,650	26,570,385
Federal Realty Investment Trust	408,655	33,677,259
Kimco Realty Corp.	2,606,348	39,173,411
Regency Centers Corp.	770,583	27,224,697
Weingarten Realty Investors	1,212,048	25,659,056
		152,304,808
FREE STANDING 1.6%
National Retail Properties	866,268	23,276,621
REGIONAL MALL 18.6%
General Growth Properties	3,168,801	38,342,492
Macerich Co.	838,873	35,761,156
Simon Property Group	1,556,337	171,165,943
Taubman Centers	507,829	25,548,877
		270,818,468
TOTAL SHOPPING CENTER		446,399,897
SPECIALTY 1.2%
Digital Realty Trust	43,337	2,390,469
DuPont Fabros Technology	355,782	7,005,348
Rayonier	248,026	9,124,876
		18,520,693
TOTAL REAL ESTATE		1,397,102,540
TOTAL COMMON STOCK (Identified cost—$1,188,057,139)		1,403,325,371

		Number of Shares	Value

SHORT-TERM INVESTMENTS 3.8%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		27,600,186	$27,600,186
Federated Government Obligations Fund, 0.01%(e)		27,600,172	27,600,172
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$55,200,358)			55,200,358

TOTAL INVESTMENTS (Identified cost—$1,243,257,497)	99.9%		1,458,525,729

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		1,071,540

NET ASSETS (Equivalent to $34.78 per share based on 41,969,292 shares of common stock outstanding)	100.0%		$1,459,597,269

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 0.4% of net assets of the Fund.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.4% of net assets of the Fund, all of which are illiquid.
(c)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.4% of net assets of the Fund.

(d)	Non-income producing security.
(e)	Rate quoted represents the seven day yield of the fund.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the manager, pursuant to delegation by the Board of Directors, reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the manager  determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock - Bank	$6,222,831	$—	$—	$6,222,831
Common Stock - Real Estate	1,397,102,540	1,397,102,540	—	—
Money Market Funds	55,200,358	—	55,200,358	—
Total Investments	$1,458,525,729	$1,397,102,540	$55,200,358	$6,222,831

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2010	$10,352,114
Realized loss	(122,550)
Sales	(4,151,450)
Change in unrealized appreciation	144,717
Balance as of September 30, 2011	$6,222,831

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$1,243,257,497
Gross unrealized appreciation	$264,603,984
Gross unrealized depreciation	(49,335,752)
Net unrealized appreciation	$215,268,232

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 28, 2011